Shareholder Report, Line Graph (Details) 197972_US Treasury 3 Month Bill Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)		12 Months Ended
	Feb. 11, 2026	Aug. 31, 2026
Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,200
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US Treasury Core Bond Index
Accumulated Value	10,000	$ 9,904
ICE BofA 3 Month Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3 Month Treasury Bill
Accumulated Value	10,000	$ 10,200
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index
Accumulated Value	$ 10,000	$ 10,202